RELATED PARTIES - Schedule of Equity Accounted Investees (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 05, 2025	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Services provided	$ 261,000,000	$ 306,000,000
Services received	8,000,000	11,000,000
Trade receivables and other	70,000,000	37,000,000
Right-of-use assets (Note 13)	526,000,000	530,000,000		$ 523,000,000
Lease liabilities	32,000,000	0
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Right-of-use assets (Note 13)	32,000,000	0
PGI | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Services provided	242,000,000	242,000,000
Services received	8,000,000	8,000,000
Trade receivables and other	$ 39,000,000	34,000,000
Lease term (in years)	15 years
Cedar LNG | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Services provided	$ 19,000,000	26,000,000
Trade receivables and other	4,000,000	2,000,000
Aux Sable | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Services provided	0	32,000,000
Alliance | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Services provided	0	4,000,000
Services received	0	3,000,000
Greenlight | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Trade receivables and other	27,000,000	0
Greenlight | Promissory Note | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Notional amount			$ 27,000,000
Nominal interest rate			10.00%
Other | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Services provided	0	2,000,000
Trade receivables and other	$ 0	$ 1,000,000